Employee benefits - Summary of Main Assumptions for Quantitative Sensitivity Analysis (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (0.0855)	€ (0.0797)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	0.0916	0.0854
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	(0.0141)	(0.0107)
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	0.0153	0.0116
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.0805	0.0728
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.0762)	(0.0689)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	0.0147	0.0113
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	(0.0137)	(0.0105)
Turn-over rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.2684	0.2209
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.4075)	(0.3292)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	0.0469	0.0381
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	€ (0.0735)	€ (0.0570)